Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Interest income	$ 37,979	$ 43,959
Interest expense	(1,481)	(1,428)
Net interest income	$ 36,498	$ 42,531